CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	ShareCapital and premium [Member]	Reserve from share-based payment transactions [Member]	Translation reserve [Member]	Retained earnings (deficit) [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2018	$ 7,099		$ 43	$ 3,040	$ 10,182	$ 1,429	$ 11,611
Issuance of share capital, net of issuance cost of $2,913	15,665				15,665		15,665
Issuance of share capital on the reverse acquisition date	3,183				3,183		3,183
Share-based compensation		$ 2,677			2,677		2,677
Share based compensation of subsidiary						102	102
Net loss				(7,292)	(7,292)	(127)	(7,419)
Other comprehensive income (loss)			266	(21)	245	45	290
Total comprehensive income (loss)			266	(7,313)	(7,047)	(82)	(7,129)
Balance at Dec. 31, 2019	25,947	2,677	309	(4,273)	24,660	1,449	26,109
Exercise of warrants and compensation options	10,251				10,251		10,251
Exercise of options	834	(222)			612		612
Share-based compensation		3,382			3,382		3,382
Share based compensation of subsidiary							59
Expired options	8	(8)
Net loss				(28,698)	(28,698)	(36)	(28,734)
Other comprehensive income (loss)			920	(30)	890	100	990
Total comprehensive income (loss)			920	(28,728)	(27,808)	64	(27,744)
Balance at Dec. 31, 2020	$ 37,040	$ 5,829	$ 1,229	$ (33,001)	$ 11,097	$ 1,513	$ 12,610